Condensed Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Equipment sales	$ 867,593	$ 840,748	$ 909,984
Supplies	285,730	279,104	301,436
Software	398,664	412,762	426,606
Rentals	512,493	540,689	586,111
Financing	448,906	481,177	535,270
Support services	646,657	675,246	691,316
Business services	631,292	593,987	579,946
Total revenue	3,791,335	3,823,713	4,030,669
Cost and expenses:
Cost of equipment sales	422,580	378,136	390,650
Cost of supplies	89,365	85,766	95,350
Cost of software	110,653	115,388	118,701
Cost of rentals	100,335	109,493	131,988
Financing interest expense	77,719	77,429	83,850
Cost of support services	400,038	419,891	432,536
Cost of business services	449,932	396,295	399,754
Selling, general and administrative	1,420,096	1,489,735	1,574,789
Research and development	110,412	114,250	129,155
Restructuring charges and asset impairments, net	84,344	17,176	118,630
Other interest expense	114,740	115,228	115,363
Interest income	(5,472)	(7,982)	(5,795)
Other expense (income), net	32,639	1,138	(19,918)
Total costs and expenses	3,407,381	3,311,943	3,565,053
Income from continuing operations before income taxes	383,954	511,770	465,616
Provision for income taxes	77,967	114,287	28,274
Income from continuing operations	305,987	397,483	437,342
Income (loss) from discontinued operations, net of tax	(144,777)	66,056	198,513
Net income before attribution of noncontrolling interests	161,210	463,539	635,855
Noncontrolling Interest in Net Income (Loss) Preferred Unit Holders, Redeemable	(18,375)	(18,376)	(18,375)
Net income - Pitney Bowes Inc.	142,835	445,163	617,480
Amounts attributable to common stockholders:
Net income from continuing operations	287,612	379,107	418,967
Income (loss) from discontinued operations, net of tax	(144,777)	66,056	198,513
Net income - Pitney Bowes Inc.	$ 142,835	$ 445,163	$ 617,480
Basic earnings per share attributable to common stockholders (1):
Continuing operations	$ 1.43	$ 1.89	$ 2.07
Discontinued operations	$ (0.72)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.71	$ 2.22	$ 3.06
Diluted earnings per share attributable to common stockholders (1):
Continuing operations	$ 1.42	$ 1.88	$ 2.07
Discontinued operations	$ (0.71)	$ 0.33	$ 0.98
Net income - Pitney Bowes Inc.	$ 0.70	$ 2.21	$ 3.05
Dividends declared per share of common stock	$ 0.9375	$ 1.50	$ 1.48